INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2018
INCOME TAXES
Schedule of current and deferred portion of income tax expenses

	Period from
	July 25 to	Year ended	Year ended
	December 31,	December 31,	December 31,
	2016	2017	2018
	RMB	RMB	RMB
Current tax	—	115,790	375,066
Deferred tax	(7,924)	(67,612)	91,294
Total	(7,924)	48,178	466,360

Schedule of reconciliation between the income tax at PRC statutory tax rate and income tax expense

	Period from
	July 25 to	Year ended	Year ended
	December 31,	December 31,	December 31,
	2016	2017	2018
	RMB	RMB	RMB
(Loss) Income before income tax benefit (expense)	(28,640)	213,043	1,659,671
Statutory tax rate in the PRC	25%	25%	25%
Income tax at statutory tax rate	(7,160)	53,261	414,918
Effect of different tax rate of subsidiary operation in other jurisdiction	—	—	5,424
Non-deductible expenses	3	23	151,987
Effect of preferential tax rates	—	—	(84,120)
Research and development super-deduction	(767)	(5,106)	(21,849)
Income tax (benefit) expense	(7,924)	48,178	466,360

Schedule of the effect of preferential tax rates on the income per share

	Years Ended December 31,
	(Amounts in Thousands Except Per Share Data )
	2016	2017	2018	2018
	RMB	RMB	RMB	US$
Tax saving amount due to preferential tax rates	—	—	84,120	12,235
Income per share effect-basic and diluted	—	—	0.41	0.06

Schedule of components of the deferred tax assets and deferred tax liabilities

	December 31,	December 31,
	2017	2018
	RMB	RMB
Deferred tax assets
Guarantee liabilities	114,405	386,781
Advertising expenses	61,201	148,613
Provision for accounts receivable and contract assets	9,390	34,695
Provision for loan losses	3,102	14,220
Accrued expenses	7,923	13,990
Net operating loss carry forwards	—	5,056
Total deferred tax assets	196,021	603,355
Deferred tax liabilities
Uncollected revenues	(120,485)	(619,113)
Total deferred tax liabilities	(120,485)	(619,113)
Net deferred tax assets (liabilities)	75,536	(15,758)